Related party transactions - Summary of Loans to/from Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Loans advanced		¥ 5,000	¥ 43,550
Loans advanced		35,000
Loans repaid		(35,000)
Mr. Sizhen Wang
Disclosure of transactions between related parties [line items]
Loans advanced		5,000	43,550
Loans repaid		(10,525)	(41,000)
Interest charged		243	749
Interests on lease liabilities		(992)
Juventas Cell Therapy Ltd.
Disclosure of transactions between related parties [line items]
Loans advanced		35,000
Loans repaid		(35,000)
Interest charged		1,192
Interests on lease liabilities		¥ (1,192)